ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Origin Agritech Limited (“Agritech”), incorporated under the laws of the British Virgin Islands, and its subsidiaries and variable interest entities (together, the “Company”) are principally engaged in hybrid crop seed development, production and distribution. As of September 30, 2013, details of the Company’s subsidiaries and variable interest entities are as follows:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited (“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Shandong Kunfeng Biochemical Limited (“Kunfeng”)	June 14, 2006	PRC	100%	Agricultural chemical producer

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development, production and distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Changchun Origin Seed Technology Development Limited (note (i)) (“Changchun Origin”)	April 29, 2003	PRC	99.83%	Hybrid crop seed development, production and distribution

Linze Origin Seed Limited (note (i))	November 18, 2008	PRC	100%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (“Xinjiang Origin”) (note (i))	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Denong Zhengcheng Seed Limited (“Denong”)	June 21, 2000	PRC	98.58%	Hybrid seed development, production and distribution

Note (i):     Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.

The Share Exchange Transaction

On December 20, 2004, Chardan China Acquisition Corp. (“Chardan”) entered into a Stock Purchase Agreement with State Harvest, and all the stockholders of State Harvest for Chardan’s acquisition of State Harvest. For the acquisition, Chardan formed its wholly owned subsidiary, Agritech. On November 8, 2005, the closing date of the acquisition (the “Closing Date”), Chardan merged with and into Agritech for the purpose of re-domestication out of the United States. The re-domestication merger was achieved by a one-for-one exchange of all the outstanding common shares of Chardan for common shares of Agritech and the assumption of all the rights and obligations of Chardan by Origin Agritech, including assumption of the outstanding warrants of Chardan. Immediately after the re-domestication merger, Agritech acquired all the common stock of State Harvest by the issuance of shares and payments of cash consideration to the then shareholders of State Harvest (“State Harvest Shareholders”) or their designee, making it a wholly owned subsidiary (the “Share Exchange Transaction”). State Harvest Shareholders and their designee were paid an aggregate of US$10,000 in cash, using the funds held in the trust account of Chardan, and was issued an aggregate of 10,000,000 shares of Agritech common stock for all the outstanding common stock of State Harvest. The Share Exchange Transaction was accounted for as a reverse acquisition in which State Harvest was deemed to be the accounting acquirer and Agritech the legal acquirer. The payments of the cash consideration are accounted for as a deemed distribution.

Of the cash portion of the purchase price, US$250 has been held back for one year by Agritech to secure certain indemnification obligations of State Harvest Shareholders and their designee. Other than the issuance of the above-mentioned 10,000,000 shares, Agritech has issued 200,000 shares to a financial advisor in connection with the Share Exchange Transaction.

As a result of the Share Exchange Transaction the historical consolidated financial statements of the Company for the periods prior to the Closing Date are those of State Harvest and its majority owned subsidiaries and its variable interest entity, Beijing Origin and all references to the consolidated financial statements of the Company apply to the historical consolidated financial statements of State Harvest, its majority owned subsidiary and Beijing Origin prior to the Closing Date and the consolidated financial statements of Agritech and its majority owned subsidiaries and Beijing Origin subsequent to the Closing Date. The Company’s equity components are stated in terms of State Harvest before the Closing Date, with an adjustment to reflect the effects of the reverse acquisition on the equity components at the Closing Date.

As Chardan was a non-operating public shell company before the Share Exchange Transaction, no goodwill has been recorded in connection with the Share Exchange Transaction and the costs incurred in connection with such transaction have been charged directly to equity as there was sufficient equity to absorb the costs. The net book value of acquired assets and liabilities pursuant to the Share Exchange Transaction is as follows:

RMB
Net assets acquired:
Cash	163,517

Other current assets	6,201
Due to State Harvest Shareholders and their designee	(2,022)
Other payables and accrued expenses	(965)

166,731
Less: Transaction costs paid in cash	(14,430)
Tax effect of the Share Exchange Transaction	(39,060)
113,241

Additional purchase price payments would be made to State Harvest Shareholders and their designee, up to an aggregate of US$15,000 if either of the following occurs during any fiscal year of Agritech after the Closing Date until December 31, 2008 (or June 30, 2009 if the fiscal year is changed to a July 1–June 30 fiscal year) from funds generated in the additional financing or from operational earnings as described below:

(1)
If Agritech receives at least US$40,000 in gross proceeds in additional financing as a result (i) of the call of the issued and outstanding public warrants assumed by Agritech at the closing; (ii) Agritech’s successful completion of a follow-on offering; or (iii) a private investment into Agritech by a strategic investor (“Financing Adjustment”), then Agritech will pay an additional US$15,000 to State Harvest Shareholders and their designee; or

(2)
If Origin generates net positive cash flow of US$2,000 or more on a consolidated basis (“Earnings Adjustment”), then State Harvest Shareholders and their designee will be entitled to receive 75% of the net positive cash flow up to a maximum of US$7,500 per fiscal year and US$15,000 in the aggregate.

If both an Earnings Adjustment and a Financing Adjustment occur, the maximum aggregate amount to be paid to State Harvest Shareholders from one or both adjustments is US$15,000.

As of September 30, 2006, Agritech received US$40,218 (equivalent to approximately RMB324,584) in gross proceeds as a result of the call of the issued and outstanding warrants assumed by Agritech on the Closing Date. Accordingly, Agritech paid an additional US$15,000 (equivalent to approximately RMB120,981) to State Harvest Shareholders and their designee. The payments of the additional purchase price are accounted for as a deemed distribution.

As a part of the Share Exchange Transaction, Agritech assumed 4,025,000 shares of common stock, 8,050,000 Redeemable Common Stock Purchase Warrants (“Warrants”) and 350,000 Unit Purchase Options (“UPO”) issued by Chardan. There was no re-measurement required for these assumed Warrants and UPO because such assumption is part of the recapitalization in connection with the Share Exchange Transaction. All Warrants and UPO have been either exercised or expired as of September 30, 2011.

As further additional purchase price, certain State Harvest Shareholders and their designee will be issued an aggregate of 1,500,000 shares of common stock of Agritech for any of the next four years if, on a consolidated basis, Agritech generates after-tax profits (excluding after-tax operating profits from any subsequent acquisitions of securities that have a dilutive effect and before the expenses of this transaction and director and employee option expense) of at least the following amounts:

After-tax profit
US$
Twelve months ended June 30,
2006	11,000
2007	16,000
2008	21,000
2009	29,000

Although the outcome for the twelve months ended June 30, 2006 has been achieved, the Board decided that the 1,500,000 shares of common stock will not be issued upon a waiver signed by those certain State Harvest Shareholders and their designee but they do not waive or modify in any respect other additional stock purchase price.

The management considered the after-tax profits has not been achieved for the twelve months ended June 30, 2007, 2008 and 2009.

Reorganization of State Harvest prior to the Share Exchange Transaction

On December 1, 2004, State Harvest established BioTech, a wholly-owned foreign enterprise (“WOFE”) under the laws of the PRC with an operating period of 20 years.

Under PRC law, foreign entities are not currently permitted to own more than 49% of a seed production company. In order to address those restrictions, State Harvest conducts substantially all of its business through contractual agreements with its variable interest entity (“VIE”), Beijing Origin. These agreements are summarized in the following paragraphs.

Stock Consignment Agreements

As discussed above in “Foreign Ownership Restrictions,” under Chinese law, foreign ownership of businesses engaged in the breeding of new varieties, development, production, marketing, distribution and sale of hybrid food crop seeds is limited to 49% pursuant to the Regulation on the Approval and Registration of Foreign Investment Enterprises in Agricultural Seed Industry and The Foreign Investment Industrial Guidance Catalogue. State Harvest, as a non-Chinese corporation, may not directly own more than 49% of any of the PRC Operating Companies. However, Chinese law does not forbid the owner of stock to consign rights associated with the stock, as long as the owner does not transfer title to the stock. To gain control over the PRC Operating Companies, State Harvest entered into a series of stock consignment agreements with shareholders of those companies.

State Harvest has been assigned 97.96% voting rights by the shareholders of Beijing Origin through a consignment agreement which includes the following terms: (1) The shares of Beijing Origin cannot be transferred without the approval of State Harvest; (2) State Harvest has the right to appoint all directors and senior management personnel of Beijing Origin and (3) The shareholder rights including voting rights require the transfer of the shares of Beijing Origin to State Harvest or any party designated by State Harvest within three years upon the removal of the PRC legal restriction.

Technical Service Agreements

Beijing Origin entered into Technical Service Agreements with BioTech dated December 25, 2004. Under these agreements, BioTech shall provide, with its own technical research resource and team, technical services for the production and distribution of agricultural seeds during the period of the agreements. In return, Beijing Origin is required to pay BioTech service fee calculated according to the weight of corn, rice and cotton seeds sold by the Beijing Origin.

Through the contractual agreements described above, State Harvest is deemed the sole beneficiary of Beijing Origin resulting in Beijing Origin being deemed a subsidiary of State Harvest under the requirements of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810-10-05 (former Financial Interpretation 46 (Revised) “Consolidation of Variable Interest Entities” (FIN 46(R))). The agreements described above provided for effective control of Beijing Origin to be transferred to State Harvest at December 25, 2004. Neither State Harvest nor BioTech had any operating activity prior to entering into the consignment agreements with Beijing Origin. In substance, State Harvest has substantially all the same shareholders of Beijing Origin. This transaction has been accounted for on a basis similar to reorganization between entities under common control. Accordingly, State Harvest’s consolidated financial statements are prepared by including the consolidated financial statements of Beijing Origin through December 24, 2004, and subsequently the Company’s consolidated financial statements include the financial statements of State Harvest, its majority owned subsidiary and Beijing Origin through the date of the Share Exchange Transaction.

Risks in relation to the VIE structure

Three of our PRC operating subsidiaries are controlled subsidiaries through stock consignment agreements rather than by direct ownership of shares, the terms of which may have to be enforced, which would require us to incur extra costs, create uncertainty as to ownership of the operating businesses involved and risk the possible loss of rights. There is the risk, however, that a consigning shareholder will not fulfill its obligations under the stock consignment agreement. In that event, we may need to resort to the PRC courts to have our rights under the applicable agreement enforced. Such enforcement will cause us to incur legal expenses. In addition, while a case is pending there will be uncertainty regarding our rights as to the three PRC operating subsidiaries involved. In addition, a PRC court may decide not to enforce the agreements in whole or in part. To the extent these agreements are neither observed nor enforced as intended, the PRC operating subsidiaries will not be controlled by us as intended, which will affect our enterprise value and restrict our ability to obtain the income and other rights of ownership associated with the consigned stock. It may also prevent the consolidation of our financial statements with the PRC operating subsidiaries, which would reduce the reported earnings of the consolidated companies. The uncertainty of ownership may also adversely affect the market value of our ordinary shares.

Whether or not a stock consignment agreement is terminated depends on the consensus of our Board and the consignees. Any such termination could result in a possible loss of certain rights or assets held by us without receiving fair value in return. The stock consignment agreements relating to our control of the stock of our PRC operating subsidiaries may be terminated after three years upon mutual agreement between us and the consignees. Holding this amount of stock will allow these officers to control or greatly influence the selection of directors and matters submitted to a vote of our shareholders, including voting to terminate the stock consignment agreements.

There are corporate protections in place designed to protect our interests, such as an independent Board of Directors, an audit committee comprised of independent directors that must approve insider transactions, a code of conduct requiring fair dealing with the Company, and the British Virgin Islands statutory provision that a disposition of more than 50% of the assets of a company must be approved by a majority of the shareholders. Moreover, if consigned stock is transferred to us as provided in the stock consignment agreements when the restrictions under PRC law are lifted, that stock will no longer be subject to the stock consignment agreements, and the termination of the stock consignment agreements would then have no effect on the ownership of that stock. However, if the stock consignment agreements are terminated, then we would lose our rights with respect to the consigned stock and the profits from the issuing corporation. Such a loss would impair the value of the Company and would reduce our ability to generate revenues.

The revenues of the Company has been generated from VIE and its subsidiaries for the year ended September 30, 2011, 2012 and 2013 are 96.63%, 96.41% and 100%, respectively. VIE and its subsidiaries also account for 96.41% and 95.30% of the total assets of the Company as at September 30, 2012 and 2013 respectively.